Consolidated Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013
Cash flows from operating activities:
Net loss	$ (4,066,219)	$ (2,116,865)	$ (7,005,852)	$ (3,711,925)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	6,842	4,264	18,276	5,412
Amortization	8,437	246,263	500,964
Finance expense	(637)
Professional stock-based compensation		4,000
Gain on sale of investment	(15,000)
Gain on re-measurement of equity investment				17,045
Impairment of investments in market securities	8,126
Loss on debt settlements	413,610			(1,106,636)
Bad debts - related party			21,302
Professional stock-based fees			974,000	627,400
Gain on sale of equity investment			(10,600)
Changes in operating assets and liabilities:
Increase (decrease) in accounts receivable	(7,918)	16,380	24,125
Decrease in advances due from Academy of Healing Art, Message and Facial Skin Care, Inc.	74,040		(62,895)
Increase in inventory	(4,195)	(5,070)
Increase in prepaid expense	(1,393)	(6,944)	(72,139)	(293)
Increase in officer compensation payable	2,446,500	1,390,343	2,213,643	1,209,842
Decrease in accounts payable and accrued liabilities	(125,460)	(179,525)	(333,575)	(30,927)
Decrease in deferred revenue	22,312	(5,000)	(10,000)	10,000
Decrease in due to related parties	29,589		(14,460)
Net cash used in operating activities	(1,211,366)	(662,753)	(3,755,211)	(766,810)
Cash flows from investing activities:
Purchase of fixed assets	(13,719)		(219,035)	(23,805)
Oxford City Football club membership	(25,000)
Proceeds form joint venture	115,000
Investment in joint venture	(250,000)
Cash received from acquisition of Oxford City Football Club (Trading) Limited and Anjo of SkyLake, Inc.		135,127	158,490
Payments to non-controlling interest	(184,350)		(133,592)
Online course development			(100,000)
Major Soccer Arena League membership			(10,000)
Investment in WENR, Corp.			(10,000)
Investment in Oxford City Football Club (Trading) Limited				(173,414)
Net cash provided by (used in) investing activities	(358,069)	135,127	(314,137)	(197,219)
Cash flows from financing activities:
Proceeds from issuance of common stock	740,045	923,700	5,360,750	898,392
Advance by related party		7,921	13,869	8,743
Payments to related party		(8,743)	(30,045)
Payments to loan payable		(1,849)
Payments to non-controling interest		(8,714)
Purchase of treasury stock				(1,338)
Net cash provided by financing activities	740,045	912,315	5,344,574	905,797
Foreign exchange gain (loss)	(26,859)	(3,309)	(18,956)
Net change in cash	(856,249)	381,380	1,256,270	(58,232)
Cash, beginning of period	1,259,359	5,089	5,089	63,321
Cash, end of period	403,110	386,469	1,259,359	5,089
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest
Cash paid for taxes
Non-cash investing and financing activities:
Derecognition of long-term debt	732,758
Intangible asset		509,401	509,401
Assumption of long-term on purchase of building			743,600
Stock payable issued for investment in Oxford City Football (Trading) Limited				6,445
Stock issued for accounts payable				1,042,620
Stock issued for due to related parties				$ 857,500